Taxation - Disclosure of Information About Provision for Deferred Tax Assets (Details)	Jul. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Tax losses	$ 5,874,000
Resource pools	4,347,000
Equipment and other	196,000
Within One Year [Member]
Statement Line Items [Line Items]
Tax losses
Resource pools
Equipment and other
One to Five Years [Member]
Statement Line Items [Line Items]
Tax losses
Resource pools
Equipment and other
After Five Years [Member]
Statement Line Items [Line Items]
Tax losses	5,874,000
Resource pools
Equipment and other	82,000
No Expiry Date [Member]
Statement Line Items [Line Items]
Tax losses
Resource pools	4,347,000
Equipment and other	$ 114,000